Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Company's net deferred tax assets	Significant components of the deferred tax assets (liabilities) at March 31, 2021 and 2020 are as follows (in thousands):

	March 31, 2021	March 31, 2020
Deferred tax assets
Research tax credits	$19,063	$6,303
Intangible assets	50,564	43,626
Net operating loss	202,906	116,619
Share-based compensation	26,623	18,413
Lease liabilities	16,638	17,194
Other	7,303	7,060

Subtotal	323,097	209,215
Valuation allowance	(303,287)	(187,831)

Deferred tax liabilities
Depreciation	(1,214)	(1,833)
Right-of-use assets	(13,908)	(15,409)
Other	(4,688)	(4,142)

Total deferred tax assets (liabilities)	$—	$—

Reconciliation of Federal Statutory Income Taxes Rate
A reconciliation of income tax provision/(benefit) computed at the Bermuda statutory rate to income tax expense reflected in the consolidated financial statements is as follows (in thousands, except percentages):

	Year Ended March 31, 2021		Year Ended March 31, 2020
Income tax benefit at Bermuda statutory rate	$—	—%	$—	—%
Foreign rate differential (1)	(150,778)	16.78%	(74,922)	13.36%
Permanent disallowed IPR&D	111,432	(12.40)%	—	—%
Nondeductible changes in the fair value of investments and loss from equity method investment	(22,472)	2.50%	20,840	(3.72)%
Nontaxable (loss) gain on deconsolidation of business	(16,438)	1.83%	29,041	(5.18)%
Permanent adjustments	2,923	(0.33)%	(20,395)	3.64%
R&D tax credits	(10,555)	1.17%	(5,990)	1.07%
Rate changes	2,443	(0.27)%	(29,238)	5.21%
Valuation allowance	85,046	(9.46)%	87,677	(15.63)%
Other	85	(0.01)%	111	(0.02)%

Total income tax expense	$1,686	(0.19)%	$7,124	(1.27)%

(1)	Primarily related to operations in Switzerland, the United Kingdom, and other jurisdictions with statutory tax rates different than the Bermuda rate.

Schedule of Loss Before Income Taxes and Related Expense/(Benefit)
The loss before income taxes and the related expense/(benefit) are as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss before income taxes:
United States	$(212,921)	$(69,264)
Switzerland	(424,494)	(355,422)
Bermuda	(227,471)	(105,604)
Other (1)	(33,661)	(30,696)

Total loss before income taxes	$(898,547)	$(560,986)

(1)	Primarily Greater China and United Kingdom activity

	Years Ended March 31,
	2021	2020
Current taxes:
United States	$1,365	$6,327
Switzerland	—	—
Bermuda	—	—
Other (1)	321	797

Total current tax expense	$1,686	$7,124

Deferred taxes:
United States	$—	$—
Switzerland	—	—
Bermuda	—	—
Other (1)	—	—

Total deferred tax benefit	$—	$—

Total income tax expense	$1,686	$7,124

(1)	Primarily Greater China, United States state and local and United Kingdom activity